UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

           (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:   1/31/12

Item 1.  Reports to Stockholders.

Astor Active Income ETF Fund

Astor Long/Short ETF Fund

Astor SP Growth ETF Fund

Semi-Annual Report

January 31, 2012

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

As we came into August, the financial markets were engulfed in the European sovereign debt crisis and our outlook on the economy was deteriorating.  The financial markets were already experiencing a challenging August and then the U.S. equity markets suffered their worst declines since 2008. From the close of July, the S&P 500 Index incurred a drawdown of 14.6% in just seven trading days as the European debt crisis roiled the world financial markets. The U.S. markets recovered but entered an extremely volatile two month period, with a 20.3% rally in the S&P 500 to finish October, nearly recovering the high closing price of July. To say the least, this quarter was a challenging time.

After reducing market exposure in July as our fundamental economic analysis turned negative, we came into August with approximately 50% exposure to equity markets in the Astor Long/Short Balanced ETF Fund. In September we increased our allocations to low equity-correlated assets such as precious metals and commodities while moving slightly further away from equities. As the financial markets declined in September, correlations amongst all risk-based asset classes tightened drastically. Commodities and precious metals actually suffered losses significantly greater than U.S. equity markets and asset classes like high-yield fixed income declined at a greater rate than is typical for the asset class. Although the Astor portfolio had only about a 50% exposure to U.S. equities, the fund’s non-equity allocations suffered declines as well.  However, the overall portfolio’s loss was less than the decline of the S&P 500 Index over the same period.

As we closed out the third quarter and entered October, the Astor Long/Short ETF Fund became decidedly defensive, spending the first two weeks moving toward a relatively neutral position to equity markets.  During the month, equity markets and other risk-based assets rallied furiously off their lows hit earlier in the year. The Astor Long/Short ETF Fund advanced a fraction of this move.

November exhibited more volatility in the equity markets as the lows from early October were retested.  The S&P 500 Index declined over 9.0% from early month highs before rebounding an astounding 7.7% over the next four trading days. While the markets took on this type of action, the Astor Long/Short ETF Fund exhibited less than 10% of this volatility. December was similar as the markets started strong but hit a mid-month skid. The fund was outperforming the S&P 500 Index by over 3.7% for the month at one point during the month.  However, the market then rallied 4.4% to finish the month up 1.0% and the fund trailed. During these two months, the fund exhibited minimal volatility compared to the markets; minimizing volatility was one of the key objectives of the neutral portfolio allocation.

Astor launched two new funds at the end of November.  The Astor Active Income ETF Fund returned 1.0% versus 1.1% for the Barclays U.S. Aggregate Bond Index during the month of December. The Astor SP Growth ETF Fund returned 0.6% over the same period versus 1.0% for the S&P 500 Index.

January was a strong positive month for the markets from the outset. Volatility continued to decline during the month and mild equity market pullbacks were bought into and rebounded from. In a neutral portfolio, the Fund did not partake in this rally. Fixed income markets reversed their November through December moves in January as European credit issues continued to improve.  The Astor Active Income ETF Fund returned 0.50% during the month of January as the Treasury yield curve steepened for most of January before flattening into the end of the month.

Our outlook for the economy to begin the period focused on lower output and labor market growth rates. Reports on economic activity had been mixed or lackluster and did not point to a substantial increase in these levels which would be needed to set a course of economic activity to sustain higher stock prices.

The Eurozone debt crisis resolution had been the focal point of all financial markets worldwide over the previous several months with headlines from the region dictating market sentiment. The aid package that was finally agreed upon by the European Central Bank and participating lending groups led to a serious reduction in concern over a negative outcome and possible contagion.

We see a progressively improving base of fundamental economic signs across the domestic landscape even as Europe contracts. The decreasing risk of credit catastrophe in Europe has helped underpin a significant rejuvenation rally in global equity markets. The overall magnitude of economic growth in the U.S. has not quite reached a level strong enough to support large gains in the stock market. Growth has not accelerated as much as it typically does out of periods of weakness like the ones we just experienced. Moderate gains in the market may be seen with these levels of economic output as long as weakness does not creep back in from external issues.  As the perceived risk in equity markets declines, we believe that Treasuries will experience some pressure as riskier assets (both stocks and riskier fixed income assets) will appear more attractive on a risk/return basis.

Sincerely,

The Astor Portfolio Management Team

The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety.  Fix income securities are subject to risks including inflationary and interest rate changes, among others.  Unmanaged index returns do not reflect any fees, expenses or sales charges and you cannot invest directly in an index

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

412111-242/0470-NLD-4/5/2012

ASTOR ACTIVE INCOME ETF FUND
PORTFOLIO REVIEW
January 31, 2012 (Unaudited)

The Fund's performance figures* for the period ending January 31, 2012, compared to its benchmarks:

		Inception (1) - January 31, 2012
Astor Active Income ETF Fund - Class A Shares		1.50%
Astor Active Income ETF Fund - Class C Shares		1.40%
Barclays Capital Intermediate Aggregate Bond Index		1.99%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

(1) Since inception return assumes inception date of November 30, 2011.

The Barclays Capital Intermediate Aggregate Bond Index is an unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

The Fund's Top Asset Classes are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	95.2%
Other, Cash & Cash Equivalents	4.8%
Total	100.0%

ASTOR LONG/SHORT ETF FUND
PORTFOLIO REVIEW
January 31, 2012 (Unaudited)

The Fund's performance figures* for the period ending January 31, 2012, compared to its benchmarks:

	Six Months Ended	One Year Ended	Inception (1) -	Inception (2) -	Inception (3) -
	January 31,2012	January 31,2012	January 31, 2012	January 31, 2012	January 31, 2012
Astor Long/Short ETF Fund - Class C Shares	(7.08)%	(7.08)%	N/A	(1.00)%	N/A
Astor Long/Short ETF Fund - Class I Shares	(6.58)%	(6.14)%	0.81%	N/A	N/A
Astor Long/Short ETF Fund - Class R Shares	(6.60)%	(6.32)%	0.63%	N/A	N/A
Astor Long/Short ETF Fund - Class A Shares	N/A	N/A	N/A	N/A	0.28%
S&P 500 Total Return Index	(2.71)%	4.22%	10.35%	9.40%	5.55%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

(1) Since inception return assumes inception date of October 19, 2009
(2) Since inception return assumes inception date of March 12, 2010.
(3) Since inception return assumes inception date of November 30, 2011.

The S&P 500 Total Return Index is a unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

	The Fund's Top Asset Classes are as follows:
Asset Classes			% of Net Assets
	Exchange Traded Funds - Debt		42.9%
	Exchange Traded Funds - Equity		31.7%
	Exchange Traded Funds - Commodity		8.0%
	Exchange Traded Funds - Asset Allocation		5.1%
	Other, Cash & Cash Equivalents		12.3%
Total			100.0%

ASTOR SP GROWTH ETF FUND
PORTFOLIO REVIEW
January 31, 2012 (Unaudited)

The Fund's performance figures* for the period ending January 31, 2012, compared to its benchmarks:

		Inception (1) - January 31, 2012
Astor SP Growth ETF Fund - Class A Shares		3.30%
Astor SP GrowthETF Fund - Class C Shares		3.20%
S&P 500 Total Return Index		5.55%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

(1) Since inception return assumes inception date of November 30, 2011.

The S&P 500 Total Return Index is a unmanaged index.  Index returns assume reinvestment of dividends.  Investors may not invest in the Index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

The Fund's Top Asset Classes are as follows:
Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	42.0%
Exchange Traded Funds - Equity	36.0%
Exchange Traded Funds - Commodity	5.6%
Exchange Traded Funds - Asset Allocation	4.9%
Other, Cash & Cash Equivalents	11.5%
Total	100.0%

Astor Active Income ETF Fund
PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)
	Shares		Value

		EXCHANGE TRADED FUNDS - 95.2%
		DEBT FUNDS - 95.2%
	106	Guggenheim Enhanced Short Duration Bond ETF	$ 5,282
	502	iShares Barclays 1-3 Year Treasury Bond Fund	42,455
	202	iShares Barclays 7-10 Year Treasury Bond Fund	21,509
	144	iShares Barclays Aggregate Bond Fund	15,991
	140	iShares iBoxx $ Investment Grade Corporate Bond Fund	16,268
		TOTAL EXCHANGE TRADED FUNDS (Cost - $99,944)	101,505

		TOTAL INVESTMENTS - 95.2% (Cost - $99,944) (a)	$ 101,505
		OTHER ASSETS LESS LIABILITIES - 4.8%	5,064
		TOTAL NET ASSETS - 100.0%	$ 106,569

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 1,561
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 1,561

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)
	Shares		Value

		EXCHANGE TRADED FUNDS - 87.7%
		ASSET ALLOCATION FUND - 5.1%
	107,430	PowerShares DB US Dollar Index Bullish Fund *	$ 2,376,351

		COMMODITY FUNDS - 8.0%
	97,469	PowerShares DB Commodity Index Tracking Fund *	2,712,562
	16,991	PowerShares DB Precious Metals Fund *	1,033,053
			3,745,615
		DEBT FUNDS - 42.9%
	41,806	iShares Barclays 1-3 Year Treasury Bond Fund	3,535,534
	22,626	iShares Barclays 7-10 Year Treasury Bond Fund	2,409,216
	83,812	iShares Barclays Aggregate Bond Fund	9,307,323
	13,793	iShares iBoxx $ High Yield Corporate Bond Fund	1,251,577
	30,799	iShares iBoxx $ Investment Grade Corporate Bond Fund	3,578,844
			20,082,494
		EQUITY FUNDS - 31.7%
	31,279	Consumer Discretionary Select Sector SPDR Fund	1,292,448
	31,149	iShares Dow Jones US Pharmaceuticals Index Fund	2,426,507
	74,936	ProShares Short QQQ *	2,158,906
	168,792	ProShares Short S&P500 *	6,520,435
	45,136	SPDR S&P Dividend ETF	2,474,807
			14,873,103

		TOTAL EXCHANGE TRADED FUNDS (Cost - $41,188,859)	41,077,563

		TOTAL INVESTMENTS - 87.7% (Cost - $41,188,859) (a)	$ 41,077,563
		OTHER ASSETS LESS LIABILITIES - 12.3%	5,807,174
		TOTAL NET ASSETS - 100.0%	$ 46,884,737

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market  value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 1,113,290
		Unrealized Depreciation:	(1,224,586)
		Net Unrealized Depreciation:	$ (111,296)
*	Non-Income producing security.

See accompanying notes to financial statements.

Astor SP Growth ETF Fund
PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)
	Shares		Value

		EXCHANGE TRADED FUNDS - 88.5%
		ASSET ALLOCATION FUND - 4.9%
	238	PowerShares DB US Dollar Index Bullish Fund *	$ 5,265

		COMMODITY FUNDS - 5.6%
	137	PowerShares DB Commodity Index Tracking Fund *	3,813
	37	PowerShares DB Precious Metals Fund *	2,250
			6,063
		DEBT FUNDS - 42.0%
	93	iShares Barclays 1-3 Year Treasury Bond Fund	7,865
	51	iShares Barclays 7-10 Year Treasury Bond Fund	5,430
	192	iShares Barclays Aggregate Bond Fund	21,322
	30	iShares iBoxx $ High Yield Corporate Bond Fund	2,722
	71	iShares iBoxx $ Investment Grade Corporate Bond Fund	8,250
			45,589
		EQUITY FUNDS - 36.0%
	59	SPDR S&P Dividend ETF	3,235
	198	WisdomTree DEFA Fund	8,542
	194	WisdomTree Earnings 500 Fund	8,941
	157	WisdomTree MidCap Earnings Fund	9,090
	170	WisdomTree SmallCap Earnings Fund	9,280
			39,088

		TOTAL EXCHANGE TRADED FUNDS (Cost - $92,210)	96,005

		SHORT-TERM INVESTMENTS - 2.1%
		MONEY MARKET FUND - 2.1%
	2,326	BlackRock Liquidity Funds T-Fund Portfolio -0.01%+	2,326
		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,326)

		TOTAL INVESTMENTS - 90.6% (Cost - $94,536) (a)	$ 98,331
		OTHER ASSETS LESS LIABILITIES - 9.4%	10,169
		TOTAL NET ASSETS - 100.0%	$ 108,500

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 3,795
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 3,795
*	Non-Income producing security.
+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2012.

See accompanying notes to financial statements.

The Astor Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2012

	Astor Active Income	Astor Long/Short	Astor SP Growth
	ETF Fund	ETF Fund	ETF Fund
ASSETS
Investment securities:
At cost	$ 99,944	$ 41,188,859	$ 94,536
At value	$ 101,505	$ 41,077,563	$ 98,331
Cash	-	5,789,371	-
Receivable for Fund shares sold	-	154,493	-
Receivable due from Advisor	40,985	-	40,932
Dividends and interest receivable	-	808	-
Prepaid expenses and other assets	-	43,131	-
TOTAL ASSETS	142,490	47,065,366	139,263

LIABILITIES
Investment advisory fees payable	-	23,352	-
Payable for Fund shares repurchased	-	121,011	-
Fees payable to other affiliates	11,995	14,641	11,970
Distribution (12b-1) fees payable	277	14,318	27
Payable to Custodian	5,133
Accrued expenses and other liabilities	18,516	7,307	18,766
TOTAL LIABILITIES	35,921	180,629	30,763
NET ASSETS	$ 106,569	$ 46,884,737	$ 108,500

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 105,000	$ 49,845,087	$ 105,000
Accumulated net investment income (loss)	(95)	(50,963)	12
Accumulated net realized gain (loss) from security transactions	103	(2,798,091)	(307)
Net unrealized appreciation (depreciation) of investments	1,561	(111,296)	3,795
NET ASSETS	$ 106,569	$ 46,884,737	$ 108,500

See accompanying notes to financial statements.

The Astor Funds
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
January 31, 2012

	Astor Active Income	Astor Long/Short	Astor SP Growth
	ETF Fund	ETF Fund	ETF Fund
Net Asset Value Per Share:
Class C Shares:
Net Assets	$ 5,069	$ 14,645,756	$ 5,161
Shares of beneficial interest outstanding	500	1,501,418	500
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ 10.14	$ 9.75	$ 10.32

Class I Shares:
Net Assets	$ -	$ 25,120,198	$ -
Shares of beneficial interest outstanding	-	2,538,686	-
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ -	$ 9.89	$ -

Class R Shares:
Net Assets	$ -	$ 7,099,633	$ -
Shares of beneficial interest outstanding	-	718,608	-
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share	$ -	$ 9.88	$ -

Class A Shares:
Net Assets	$ 101,500	$ 19,150	$ 103,339
Shares of beneficial interest outstanding	10,000	1,936	10,000
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share	$ 10.15	$ 9.89	$ 10.33
Offering price per share (4.75% sales charge)	$ 10.66	$ 10.38	$ 10.85

See accompanying notes to financial statements.

The Astor Funds
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2012

	Astor Active Income	Astor Long/Short	Astor SP Growth
INVESTMENT INCOME	ETF Fund*	ETF Fund	ETF Fund*
Dividends	$ 119	$ 436,753	$ 279
Interest	-	5,903	-
TOTAL INVESTMENT INCOME	119	442,656	279

EXPENSES
Investment advisory fees	123	232,141	177
Distribution (12b-1) fees, Class C shares	8	73,341	8
Distribution (12b-1) fees, Class R shares	-	9,018	-
Distribution (12b-1) fees, Class A shares	42	5	42
Transfer agent fees	6,852	34,482	6,852
Professional fees	6,625	14,620	6,625
Administrative services fees	6,685	25,783	6,685
Accounting services fees	5,181	25,170	5,181
Registration fees	7,521	23,596	7,521
Printing and postage expenses	2,507	10,070	2,507
Compliance officer fees	2,507	7,562	2,507
Custodian fees	1,086	3,025	1,086
Insurance expense	181	252	181
Trustees fees and expenses	1,003	3,025	1,003
Other expenses	1,001	2,503	1,001
TOTAL EXPENSES	41,322	464,593	41,376

Fees recaptured by the Advisor	-	17,048	-
Less: Fees waived by the Advisor	(41,108)	(33,067)	(41,109)

NET EXPENSES	214	448,574	267
NET INVESTMENT INCOME (LOSS)	(95)	(5,918)	12

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	103	(2,797,111)	(307)
Net change in unrealized appreciation (depreciation) of investments	1,561	(290,884)	3,795
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,664	(3,087,995)	3,488

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$ 1,569	$ (3,093,913)	$ 3,500

*Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

Astor Active
Income ETF Fund
For the
Period Ended
January 31,
2012**
(Unaudited)
FROM OPERATIONS
Net investment loss	$ (95)
Net realized gain from security transactions	103
Net change in unrealized appreciation (depreciation) of investments	1,561
Net increase (decrease) in net assets resulting from operations	1,569

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	5,000
Class A	100,000
Net increase in net assets from shares of beneficial interest	105,000

TOTAL INCREASE IN NET ASSETS	106,569

NET ASSETS
Beginning of Period	-
End of Period *	$ 106,569
*Includes accumulated net investment loss of:	$ (95)

SHARE ACTIVITY
Class C:
Shares Sold	500
Net increase in shares of beneficial interest outstanding	500

Class A:
Shares Sold	10,000
Net increase in shares of beneficial interest outstanding	10,000

**Commencement of Operations on November 30, 2011

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Long/Short ETF Fund
	For the Six	For the
	Months Ended	Year Ended
	January 31,	July 31,
	2012	2011
	(Unaudited)
FROM OPERATIONS
Net investment loss	$ (5,918)	$ (56,078)
Net realized gain (loss) from security transactions	(2,797,111)	1,310,945
Distributions of long term capital gains from underlying investment companies	-	30,238
Net change in unrealized appreciation (depreciation) of investments	(290,884)	290,430
Net increase (decrease) in net assets resulting from operations	(3,093,913)	1,575,535

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class C	(365,755)	-
Class I	(620,957)	-
Class R	(176,180)	-
Class A**	(123)	-
From net investment income:
Class I	(40,812)	(46,671)
Class R	(4,233)	(2,549)
From distributions to shareholders	(1,208,060)	(49,220)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	3,581,494	13,737,301
Class I	6,530,280	18,266,012
Class R	1,903,052	6,384,047
Class A**	19,120	-
Distributions Reinvested
Class C	338,620	-
Class I	480,640	27,892
Class R	145,057	2,071
Class A**	123	-
Cost of Shares Redeemed
Class C	(2,156,466)	(1,509,885)
Class I	(4,018,474)	(4,279,579)
Class R	(1,153,155)	(920,416)
Net increase in net assets from shares of beneficial interest	5,670,291	31,707,443

TOTAL INCREASE IN NET ASSETS	1,368,318	33,233,758

NET ASSETS
Beginning of Period	45,516,419	12,282,661
End of Period *	$ 46,884,737	$ 45,516,419
*Includes accumulated net investment loss of:	$ (50,963)	$ -
** Commencement of Operations on November 30, 2011
See accompanying notes to financial statements.
The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund
	For the Six	For the
	Months Ended	Year Ended
	January 31,	July 31,
	2012	2011
	(Unaudited)
SHARE ACTIVITY
Class C:
Shares Sold	354,975	1,284,334
Shares Reinvested	34,730	-
Shares Redeemed	(215,597)	(139,634)
Net increase in shares of beneficial interest outstanding	174,108	1,144,700

Class I:
Shares Sold	642,404	1,716,000
Shares Reinvested	48,581	2,599
Shares Redeemed	(396,474)	(399,230)
Net increase in shares of beneficial interest outstanding	294,511	1,319,369

Class R:
Shares Sold	186,902	581,436
Shares Reinvested	14,688	193
Shares Redeemed	(114,133)	(87,331)
Net increase in shares of beneficial interest outstanding	87,457	494,298

Class A**:
Shares Sold	1,924	-
Shares Reinvested	12	-
Net increase in shares of beneficial interest outstanding	1,936	-
** Commencement of Operations on November 30, 2011

See accompanying notes to financial statements

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

Astor SP
Growth ETF Fund
For the
Period Ended
January 31,
2012**
(Unaudited)
FROM OPERATIONS
Net investment income	$ 12
Net realized loss from security transactions	(307)
Net change in unrealized appreciation (depreciation) of investments	3,795
Net increase (decrease) in net assets resulting from operations	3,500

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	5,000
Class A	100,000
Net increase in net assets from shares of beneficial interest	105,000

TOTAL INCREASE IN NET ASSETS	108,500

NET ASSETS
Beginning of Period	-
End of Period *	$ 108,500
*Includes accumulated net investment income of:	$ 12

SHARE ACTIVITY
Class C:
Shares Sold	500
Net increase in shares of beneficial interest outstanding	500

Class A:
Shares Sold	10,000
Net increase in shares of beneficial interest outstanding	10,000

**Commencement of Operations on November 30, 2011

See accompanying notes to financial statements

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Astor Active Income ETF Fund
		Class C	Class A
		Period Ended	Period Ended
		January 31,	January 31,
		2012 (1)	2012 (1)
		(Unaudited)	(Unaudited)
Net asset value, beginning of period		$ 10.00	$ 10.00

Activity from investment operations:
	Net investment gain (loss) (2)	(0.02)	(0.01)
	Net realized and unrealized
	gain (loss) on investments	0.16	0.16
Total from investment operations		0.14	0.15

Net asset value, end of period		$ 10.14	$ 10.15

Total return (3)(8)		1.40%	1.50%

Net assets, at end of period (000s)		$ 5	$ 102

Ratio of gross expenses to average
	net assets (4)(5)(6)	238.40%	237.58%
Ratio of net expenses to average
	net assets (5)(6)	1.95%	1.20%
Ratio of net investment loss
	to average net assets (5)(7)	(1.21)%	(0.51)%

Portfolio Turnover Rate (8)		10%	10%

(1)	The Astor Active Income ETF Fund commenced operations November 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	underlying investment companies in which the Fund invests.
(8)	Not annualized.

See accompanying notes to financial statements

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Astor Long/Short ETF Fund
		Class C					Class I
		Six Month Ended		Year Ended	Period Ended		Six Month Ended		Year Ended	Period Ended
		January 31,		July 31,	July 31,		January 31,		July 31,	July 31,
		2012		2011	2010 (1)		2012		2011	2010 (2)
		(Unaudited)					(Unaudited)
Net asset value, beginning of period		$ 10.76		$ 9.84	$ 10.19		$ 10.87		$ 9.88	$ 10.00

Activity from investment operations:
	Net investment income (loss) (3)	(0.03)		(0.10)	(0.03)		0.02		0.01	(0.03)
	Net realized and unrealized
	gain (loss) on investments	(0.73)		1.02	(0.32)		(0.73)		1.01	(0.09)
Total from investment operations		(0.76)		0.92	(0.35)		(0.71)		1.02	(0.12)

Less distributions from:
	Net investment income	-		-	-		(0.02)		(0.03)	-
	Net realized gains	(0.25)		-	-		(0.25)		-	-
Total distributions		(0.25)		-	-		(0.27)		(0.03)	-

Net asset value, end of period		$ 9.75		$ 10.76	$ 9.84		$ 9.89		$ 10.87	$ 9.88

Total return (4)		(7.08)%	(9)	9.35%	(3.44)%	(9)	(6.58)%	(9)	10.35%	(1.20)%	(9)

Net assets, at end of period (000s)		$ 14,646		$ 14,276	$ 1,797		$ 25,120		$ 24,393	$ 9,135

Ratio of gross expenses to average
	net assets (5)(7)	2.65%	(6)	2.88%	4.05%	(6)	1.65%	(6)	1.87%	4.40%	(6)
Ratio of net expenses to average
	net assets (7)	2.57%	(6)	2.74%	2.74%	(6)	1.57%	(6)	1.74%	2.01%	(6)
Ratio of net investment income (loss)
	to average net assets (8)	(0.66)%	(6)	(0.95)%	(0.77)%	(6)	0.33%	(6)	0.13%	(0.32)%	(6)

Portfolio Turnover Rate		117%	(9)	157%	83%	(9)	117%	(9)	157%	83%	(9)

(1)	The Astor Long/Short ETF Fund's Class C commenced operations March 12, 2010.
(2)	The Astor Long/Short ETF Fund's Class I commenced operations October 19, 2009.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	underlying investment companies in which the Fund invests.
(9)	Not annualized.

See accompanying notes to financial statements

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Astor Long/Short ETF Fund
		Class R					Class A
		Six Month Ended		Year Ended	Period Ended		Period Ended
		January 31		July 31	July 31,		January 31
		2012		2011	2010 (1)		2012 (2)
		(Unaudited)					(Unaudited)
Net asset value, beginning of period		$ 10.85		$ 9.86	$ 10.00		$ 10.00

Activity from investment operations:
	Net investment loss (3)	0.00	*	(0.01)	(0.05)		0.00	*
	Net realized and unrealized
	gain (loss) on investments	(0.71)		1.01	(0.09)		0.14
Total from investment operations		(0.71)		1.00	(0.14)		0.14

Less distributions from:
	Net investment income	(0.01)		(0.01)	-		-
	Net realized gains	(0.25)		-	-		(0.25)
Total distributions		(0.26)		(0.01)	-		(0.25)

Net asset value, end of period		$ 9.88		$ 10.85	$ 9.86		$ 9.89

Total return (4)		(6.60)%	(9)	10.15%	(1.40)%	(9)	0.28%	(9)

Net assets, at end of period (000s)		$ 7,100		$ 6,847	$ 1,350		$ 19

Ratio of gross expenses to average
	net assets (5)(7)	1.90%	(6)	2.12%	4.64%	(6)	1.97%	(6)
Ratio of net expenses to average
	net assets (7)	1.82%	(6)	1.99%	2.35%	(6)	1.50%	(6)
Ratio of net investment income (loss)
	to average net assets (8)	0.07%	(6)	(0.05)%	(0.67)%	(6)	(0.32)%	(6)

Portfolio Turnover Rate		117%	(9)	157%	83%	(9)	117%	(9)

(1)	The Astor Long/Short ETF Fund's Class R commenced operations October 19, 2009.
(2)	The Astor Long/Short ETF Fund's Class A commenced operations November 30, 2011
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the
	underlying investment companies in which the Fund invests.
(9)	Not annualized.
*	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements

The Astor Funds
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Astor SP Growth ETF Fund
		Class C	Class A
		Period Ended	Period Ended
		January 31,	January 31,
		2012 (1)	2012 (1)
		(Unaudited)	(Unaudited)
Net asset value, beginning of period		$ 10.00	$ 10.00

Activity from investment operations:
	Net investment gain (loss) (2)	(0.01)	0.00	*
Net realized and unrealized
	gain (loss) on investments	0.33	0.33
Total from investment operations		0.32	0.33

Net asset value, end of period		$ 10.32	$ 10.33

Total return (3)(8)		3.20%	3.30%

Net assets, at end of period (000s)		$ 5	$ 103

Ratio of gross expenses to average
	net assets (4)(5)(6)	237.95%	237.11%
Ratio of net expenses to average
	net assets (5)(6)	2.25%	1.50%
Ratio of net investment income (loss)
	to average net assets (5)(7)	(0.72)%	0.11%

Portfolio Turnover Rate (8)		6%	6%

(1)	The Astor SP Growth ETF Fund commenced operations November 30, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
*	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2012

1.

ORGANIZATION

The Astor Active Income ETF Fund, the Astor Long/Short ETF Fund, the and the Astor SP Growth ETF Fund (the “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Astor Active Income ETF Fund seeks income and secondarily seeks capital preservation.  The Astor Long/Short ETF Fund seeks total return through a combination of capital appreciation and income.  The Astor SP Growth ETF Fund seeks capital appreciation with less volatility than the equity market in general.  The Astor Long/Short ETF Fund commenced operation on October 19, 2009.  The Astor Active Income ETF Fund and the Astor SP Growth ETF Fund commenced operations on November 30, 2011.

The Astor Long/Short ETF Fund currently offers Class I, Class R, Class C shares and Class A shares.    Class I, Class R and Class C are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.  The Astor Active Income ETF Fund and the Astor SP Growth ETF Fund each currently offer Class A and Class C shares.  Class C shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2012

remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Funds’ assets and liabilities measured at fair value:

Astor Active Income ETF Fund

Astor Long/Short ETF Fund

Astor SP Growth ETF Fund

The Funds did not hold any level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the current period presented.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Long/Short ETF Fund and the Astor SP Growth ETF Fund and declared and paid monthly for the Astor Active Income ETF Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the MLP. Investment income and return of capital is recorded based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year-end of the Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2010), or expected to be taken in the Funds’ 2011 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended January 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $110,430 and $10,179, respectively, for Astor Active Income ETF Fund.  For the six months ended January 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $52,217,140 and $46,341,680, respectively, for Astor Long/Short ETF Fund.    For the period ended January 31, 2012, cost of purchases and proceeds

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2012

 from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $97,915 and $5,398, respectively, for Astor SP Growth ETF Fund.

4.

INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. Astor Asset Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Effective December 15, 2010, a new Investment Advisory Agreement was put into effect where Knight Capital Group, Inc. (“Knight”) has acquired full membership interest in the Advisor.  The Advisor will continue to oversee the daily operation of the Funds.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% each of the Astor Long/ Short ETF Fund and Astor SP Growth ETF Fund’s average daily net assets and 0.70% of the Astor Active Income ETF Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.25%, 1.50%, 1.50% and 2.25% per annum of the Astor Long/Short ETF Fund’s average daily net assets for Class I, Class R, Class A and Class C shares respectively, 1.20%, and 1.95%, per annum of the Astor Active Income Fund’s average daily net assets for Class A and Class C shares, respectively, 1.50%, and 2.25% per annum of the Astor SP Growth Fund’s average daily net assets for Class A and Class C shares, respectively.  Prior to December 1st, 2011, the Advisor had agreed to waive fees and reimburse the Astor Long/Short ETF Fund for other expenses to the extent necessary so that expenses did not exceed 1.74%, 1.99% and 2.74% per annum of the Astor Long/Short ETF Fund’s average daily net assets for Class I, Class R and Class C shares, respectively

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation.  If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for such Fund(s) shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

During the six months ended January 31, 2012, the Advisor waived fees of $41,108, $33,067, and $41,109 for the Astor Active Income Fund, Astor Long/Short ETF Fund, and the Astor SP Growth Fund, respectively.  As of July 31, 2011, the Advisor has $151,142 of waived/reimbursed expenses of the Astor Long/Short ETF Fund that may be recovered no later than July 31 of the years indicated below:

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2012

2013	2014
$114,929	$36,213

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class R shares and Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class I, Class R Class C and Class A shares.   The Distributor is an affiliate of GFS.

Effective July 1, 2011, with the approval of the Board, each Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit Committee and the Lead Independent Trustee a pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Funds.

5.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Astor Active Income ETF Fund currently seeks to achieve its investment objectives by investing a portion of its assets in iShares Barclay 1-3 Year Treasury Bond Fund.   The Astor Active Income ETF Fund may redeem its investment from the iShares Barclay 1-3 Year Treasury Bond Fund at any time if the Advisor determines that it is in the best interest of the Astor Active Income ETF Fund and its shareholders to do so.

The performance of the Astor Active Income ETF Fund may be directly affected by the performance of the  iShares Barclay 1-3 Year Treasury Bond Fund. The financial statements of the iShares Barclay 1-3 Year Treasury Bond Fund, a series of the iShares Trust, including the portfolio of investments, are included in iShares Barclay 1-3 Year Treasury Bond Fund’s N-CSR filing dated November 7, 2011, available at www.sec.gov or can be found at www.ishares.com and should be read in conjunction with the Astor Active Income ETF Fund’s financial statements.  As of January 31, 2012, the percentage of net assets invested in the iShares Barclay 1-3 Year Treasury Bond Fund was 39.8%.

The Astor Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

January 31, 2012

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the Astor Long/Short ETF Fund distribution paid during the following periods was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	July 31, 2011	July 31, 2010
Ordinary Income	$ 49,220	$ -
Long-Term Capital Gain	-	-
	$ 49,220	$ -

As of July 31, 2011, the components of accumulated earnings/(deficit) on a tax basis of the Astor Long/Short ETF Fund were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 645,545	$ 516,878	$ -	$ -	$ 179,200	$ 1,341,623

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences primarily attributable to net operating losses, grantor trust and partnership adjustments, resulted in reclassifications as follows for the Astor Long/Short ETF Fund for the period ended July 31, 2011 was follows: a decrease in accumulated net investment loss of $105,298 and a decrease in accumulated net realized gain from security transactions of $105,298.

7.

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standard Board “FASB” issued Accounting Standard Update “ASU” No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

The Astor Funds

Expense Examples

January 31, 2012 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period(a)	Ending Account Value 1/31/12	Expenses Paid During Period

Astor Active Income ETF Fund – Class C	1.95%	$1,000.00	$1,014.00	$3.33(b)	$1,005.17	$ 3.31
Astor Active Income ETF Fund – Class A	1.20%	$1,000.00	$1,015.00	$2.05(b)	$1,006.44	$ 2.04
Astor Long/Short ETF Fund – Class C	2.25%	$1,000.00	$ 929.20	$ 10.91	$1,013.83	$ 11.39
Astor Long/Short ETF Fund – Class I	1.25%	$1,000.00	$ 934.20	$ 6.08	$1,018.85	$ 6.34
Astor Long/Short ETF Fund – Class R	1.50%	$1,000.00	$ 934.00	$ 7.29	$1,017.60	$ 7.61
Astor Long/Short ETF Fund – Class A	1.50%	$1,000.00	$1,002.80	$ 2.54(b)	$1,005.93	$ 2.55
Astor SP Growth ETF Fund – Class C	2.25%	$1,000.00	$1,032.00	$ 3.87(b)	$1,004.66	$ 3.82
Astor SP Growth ETF Fund – Class A	1.50%	$1,000.00	$1,033.00	$ 2.58(b)	$1,005.93	$ 2.55

(a)Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 366.

(b)Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 62 days and divided by 366.

The Astor Funds

SUPPLEMENTAL INFORMATION

January 31, 2012 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular meeting held on March 23, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Astor Asset Management, LLC (“Astor” or the “Adviser”) and the Trust, on behalf of Astor Style Preferred Growth ETF Fund (“Astor Style”) and Astor Active Income ETF Fund (“Astor Active”)(each a “Fund” and collectively the “Funds”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (c) investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the nature of Adviser’s operations and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider its investment performance of the Funds.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing a Fund in the Trust.  The Board concluded that the Adviser’s has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% and 0.70% annual advisory fee based on the average net assets of the Astor Style and Astor Active Funds, respectively.  The Trustees concluded that the Funds’ advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Funds expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Funds for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits to be realized by the Adviser from other activities related to the Funds. The Trustees concluded that because of the Funds’ expense limitation agreement and its expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Funds would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Funds.

The Astor Funds

SUPPLEMENTAL INFORMATION

January 31, 2012 (Unaudited)(Continued)

SUBSEQUENT EVENTS NOTE

At a Special Meeting of Shareholders of the Astor Long/Short ETF Fund (“Astor L/S”), held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on Wednesday, December 15, 2010, shareholders of record at the close of business on January 9, 2011 voted to approve the following proposals:

Proposal 1: To approve a new Investment Management Agreement between the Trust and Astor Asset Management, LLC.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
764,938	39,429

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

INVESTMENT ADVISOR

Astor Asset Management, LLC

111 S. Wacker Drive, Suite 3950

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/12/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/12/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/12/12